Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2017
Basis of Preparation [Abstract]
Statement of compliance
Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of measurement
Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statements of financial position:

•	derivative financial instruments are measured at fair value

•	available-for-sale financial assets are measured at fair value

•	liabilities for defined benefit plans are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

Functional and presentation currency
Functional and presentation currency
These consolidated financial statements are presented in Korean won (“Won”), which is KEPCO’s functional and presentation currency.
Use of estimates and judgments
Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

(i)	Unbilled revenue

Energy delivered but not metered nor billed are calculated at the reporting date and is estimated based on consumption statistics and selling price estimates. Determination of the unbilled revenues at the end of the reporting period is sensitive to the estimated consumptions and prices based on statistics. Unbilled revenue recognized for the years ended December 31, 2016 and 2017 are ￦1,615,322 million and ￦1,672,385 million, respectively.

(ii)	Continuing operation of Wolsong Unit 1 nuclear power plant

Wolsong Unit 1 nuclear power plant of the Company commenced operations on November 21, 1982 and its 30-year of designed life was expired on November 20, 2012. On February 27, 2015, the Nuclear Safety and Security Commission (NSSC) evaluated the safety of operation on the Wolsong Unit 1 nuclear power plant and approved to continue its operation until November 20, 2022. As described in note 50, the lawsuit related to the validity of the approval of NSSC is currently ongoing.

According to the Eighth Basic Plan for Electricity Supply and Demand by the Ministry of Trade, Industry and Energy, Wolsong Unit 1 nuclear power plant is expected to go through a comprehensive evaluation for the feasibility of continuous operation including economic efficiency and acceptability of household and community in 2018.

The Korean government plans to refund to the Company for reasonable expenditures incurred in relation to the phase-out of nuclear power plants in accordance with the energy transformation policy established by Korean government. In doing so, after discussions with relevant government agencies and upon approval by the Congress, the Korean government is considering to use available resource including utilizing relevant fund to make the refund. Also, Korean government plans to establish relevant legal basis of providing refund including utilizing available resource, if necessary.

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 17 – Investments in Associates and Joint Ventures

•	Note 18 – Property, Plant and Equipment

•	Note 20 – Construction Services Contracts

•	Note 45 – Risk Management

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

•	Note 41 – Income Taxes

•	Note 25 – Employment Benefits

Changes in accounting policies
Changes in accounting policies

(i)	Amendments to to IAS 7 ‘Statement of Cash Flows’

The Company has adopted amendments to IAS ‘Statement of Cash Flows’ since January 1, 2017. The amendments require changes in liabilities arising from financing activities to be disclosed. The amendments are not required to provide comparative information for prior periods when applying for the first time. Information about changes in liabilities arising from financing activities is included in note 23 and note 24.

(ii)	Amendments to IAS 12 ‘Income Taxes’

The Company has adopted amendments to IAS 12 ‘Income Taxes’ since January 2017. The amendments clarify that unrealized losses on fixed-rate debt instruments measured at fair value and measured at cost for tax purposes give rise to a deductible temporary difference regardless of whether the holder expects to recover the carrying amount of the debt instrument by sale or by use and that the estimate of probable future taxable profit may include the recovery of some of assets for more than their carrying amount. When the Company assesses whether there will be sufficient taxable profit, the Company should compare the deductible temporary differences with future taxable profit that excludes tax deductions resulting from the reversal of those deductible temporary differences. The Company believes that there is no significant impact on the Company’s consolidated financial statements and did not retroactively restate the comparative consolidated financial statements for the prior period.

New standards and amendments not yet adopted
New standards and amendments not yet adopted

The following new standards, including IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from Contracts with Customers’, interpretations and amendments to existing standards have been published but are not mandatory for the Company for annual periods beginning on January 1, 2017, and the Company has not early adopted them.

The Company will apply IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from Contracts with Customers’ for annual periods beginning on January 1, 2018. The Company has conducted a detailed assessment on adoption of these standards and based on the circumstance and information available when these financial statements were authorized for issuance.

(i)	IFRS 9 ‘Financial Instruments’

IFRS 9 sets out the requirements for recognizing and measuring financial assets, financial liabilities and certain contracts to buy or sell non-financial items. It replaces existing guidance in IAS 39 ‘Financial Instruments: Recognition and Measurement’.

The Company will apply the exemption allowing it not to restate the comparative information for prior periods upon adoption of IFRS 9. The Company will retroactively apply the cumulative effect of the adoption of IFRS 9 in retained earnings as of the date of initial application (January 1, 2018).

Expected impacts on the consolidated financial statements are categorized as follows:

①	Classification and measurement of financial assets

IFRS 9 includes a new classification and measurement of financial assets that reflects the business model in which assets are managed and their cash flow characteristics.

Under IFRS 9, financial assets are classified into three principal categories; measured at amortized cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL) based on the business model in which assets are managed and their cash flow characteristics. Under IFRS 9, derivatives embedded in hybrid contracts where the host is a financial asset are not bifurcated. Instead, the hybrid financial instrument as a whole is assessed for classification.

The criteria for classification and measurement of financial assets under IFRS 9 are as follows:

•	A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL: 1) the asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and 2) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

•	A financial asset is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL: 1) the asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and 2) the contractual terms of the financial asset give rise on specified dates to cash flow that are solely payments of principal and interest on the principal amount outstanding. On initial recognition of equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in fair value in OCI, and will not reclassify(recycle) the those items in OCI to profit or loss subsequently.

•	A financial asset is measured at FVTPL if the contractual terms of the financial asset give rise to specified dates to cash flows that are not solely payments of principal and interest on the principal amount outstanding, the debt instrument is held within a business model whose objective is to sell the asset, or the equity instruments that are not elected to be designated as measured at FVOCI.

As of December 31, 2017, the Company has financial assets at fair value through profit or loss amounting to ￦133,532 million, available-for-sale financial assets amounting to ￦699,833 million, held-to-maturity investments amounting to ￦3,144 million and loans and receivables amounting to ￦15,203,663 million.

Based on the result of the detailed assessment to date, the expected impacts on the Company’s financial assets (excluding derivative instruments) on the date of initial application (January 1, 2018) are as follows:

Classification based on IAS 39	Classification based on IFRS 9		Amount based on IAS 39	Amount based on IFRS 9
			In millions of won
Financial assets at FVTPL	FVTPL	￦	111,512	111,512
Loans and receivables	Amortized cost		15,203,663	14,412,339
Loans and receivables	FVTPL		—	791,324
Available-for-sale financial assets	FVOCI		699,833	476,941
Available-for-sale financial assets	FVTPL		—	222,892
Held-to-maturity investments	Amortized cost		3,144	3,144

Total financial assets (excluding derivative instruments)		￦	16,018,152	16,018,152

Upon adoption of IFRS 9, ￦791,324 million of loans and receivables and ￦222,892 million of available-for-sale financial assets will be measured at FVTPL. The Company has elected to measure ￦476,941 million of the equity securities classified as available-for-sale financial assets as FVOCI under IFRS 9. Accordingly, from January 1, 2018, gains and losses from changes of fair value of the equity securities are recognized in other comprehensive income, impairment losses are not recognized in profit or loss, and gains and losses are not reclassified at disposal.

②	Classification and measurement of financial liabilities

Under IFRS 9, the amount of change in the fair value attributable to the changes in the credit risk of the financial liabilities is presented in OCI, not recognized in profit or loss, and the OCI amount will not be reclassified (recycled) to profit or loss. However, if doing so creates or increase an accounting mismatch, the amount of change in the fair value is recognized in profit or loss.

The Company did not elect to designate financial liabilities as FVTPL and believes that there is no significant impact on the Company’s consolidated financial statements upon adoption of IFRS 9.

③	Impairment: Financial assets and contract assets

IFRS 9 replaces the ‘incurred loss’ model in the existing standard with a forward-looking ‘expected credit loss’ (ECL) model for debt instruments, lease receivables, contractual assets, loan commitments, financial guarantee contracts.

Under IFRS 9, impairment losses are likely to be recognized earlier than using the incurred loss model under the existing guidance in IAS 39 as loss allowances will be measured on either of the 12-month or lifetime ECL based on the extent of increase in credit risk since inception as shown in the below table.

Classification		Loss allowances
Stage 1	Credit risk has not increased significantly since the initial recognition	12-month ECL:	ECLs that resulted from possible default events within the 12 months after the reporting date

Stage 2	Credit risk has increased significantly since the initial recognition	Lifetime ECL:	ECL that resulted from all possible default events over the expected life of a financial instrument

Stage 3	Credit-impaired

Under IFRS 9, an entity shall always measure the loss allowance at an amount equal to lifetime expected credit losses for trade receivables or contract assets that result from transactions that are within the scope of IFRS 15 and that do not contain a significant financing component in accordance with IFRS 15 and if the trade receivables or contract assets include a significant financing component, an entity may choose as its accounting policy to measure the loss allowance at an amount equal to lifetime expected credit losses.

As of December 31, 2017, the Company has debt instruments in financial assets measured at amortized cost amounting to ￦15,464,202 million (loans and receivables) and has recognized loss allowances of ￦260,539 million.

Under adoption of IFRS 9, the Company plans to elect to measure the loss allowance at an amount equal to lifetime expected credit losses for trade receivables, contract assets and lease receivables that include a significant financing component. Based on the result of the detailed assessment to date, the expected impacts on the Company’s loss allowances on the date of initial application (January 1, 2018) are as follows:

Type		Amount based on IAS 39 (A)	Amount based on IFRS 9 (B)	Increase (decrease) (B-A)
		In millions of won
Trade and other receivables	￦	251,591	258,360	6,769
Other financial assets		8,948	8,948	—

Total	￦	260,539	267,308	6,769

④	Hedge accounting

When initially applying IFRS 9, an entity may elect as its accounting policy to continue to apply the hedge accounting requirements of IAS 39. The Company plans to elect to continue apply the hedge accounting requirements of IAS 39.

As of December 31, 2017, the Company has asset and liabilities designated as hedged items amounting to ￦10,606 million and ￦277,130 million, respectively.

(ii)	IFRS 15 ‘Revenue from Contracts with Customers’

IFRS 15 sets out a comprehensive framework for determining whether revenue is recognized, the extent of revenue recognized, and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 ‘Revenue’, IAS 11 ‘Construction Contracts’, SIC-31 ‘Revenue-Barter transactions involving advertising services’, IFRIC 13 ‘Customer Loyalty Programs’, IFRIC 15 ‘Agreements for the construction of real estate’, and IFRIC 18 ‘Transfers of assets from customers’.

The Company will retrospectively apply and recognize the cumulative effect of the adoption of IFRS 15 at the date of initial application (January 1, 2018) and has determined to retrospectively apply to only those contracts that were not completed as of the date of initial application (January 1, 2018). Accordingly, the Company will not restate the comparative periods.

Existing IFRS standards and interpretations including IAS 18 provide revenue recognition guidance by transaction types such as sales of goods, rendering of services, interest income, royalty income, dividend income and construction revenue; however, under the new standard, IFRS 15, the five-step approach (Step 1: Identify the contract(s) with a customer, Step 2: Identify the performance obligations in the contract, Step 3: Determine the transaction price, Step 4: Allocate the transaction price to the performance obligations in the contract, Step 5: Recognize revenue when the entity satisfied a performance obligation) is applied for all types of contracts or agreements.

Expected impacts on the consolidated financial statements are categorized as follows:

①	Identify the performance obligations in the contract

The Company is engaged in the generation, transmission and distribution of electricity and development of electric power resources, and electricity sales revenue accounts for 91.3% of consolidated revenue for the year ended December 31, 2017.

Under IFRS 15, supplying electricity is a series of distinct goods or services identified as a single performance obligation. The Company is also engaged in contracts with customers for transmission and distribution, provision of power generation byproducts, EPC business, O&M, etc. that are identified as different performance obligations for each contract.

Based on the result of the detailed assessment to date, the Company believes that the impact of identifying separate the performance obligations in the contract on the Company’s revenue is not significant.

②	Variable consideration

The Company may be subject to a variation of consideration paid by the customer due to the progressive electricity billing system, discounts on electricity bills for policy purposes, penalties and delinquent payment, etc. In applying IFRS 15, the Company estimates an amount of variable consideration by using the expected value method that the Company expects to better predict the amount of consideration to which it will be entitled, and includes in the transaction price some or all of an amount of variable consideration only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Based on the result of the detailed assessment to date, the Company believes that the impact of variable consideration on the Company’s revenue is not significant.

③	Performance obligations satisfied over time

The Company provides its customers with services such as EPC business, O&M, etc. over time. The Company recognizes revenues based on the percentage-of-completion on a reasonable basis.

Under IFRS 15, an entity recognizes revenue over time if one of the following criteria is met:

(a)	the customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs;

(b)	the entity’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or

(c)	the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date.

Based on the result of the detailed assessment to date, the impact of the revenue recognition over time based on the percentage-of-completion on the Company’s revenue is not significant.

(iii)	IFRS 16 ‘Leases’

IFRS 16 replaces IAS 17 ‘Leases’, and IFRIC 4 ‘Determining whether an Arrangement contains a Lease’. This standard is effective for annual reporting periods beginning on or after January 1, 2019, with early adoption permitted if IFRS 15 ‘Revenue from Contracts with Customers’ has also been applied.

Under IFRS 16, a lessee shall apply this standard to its leases either:

(a)	retrospectively to each prior reporting period presented applying IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’; or

(b)	retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

The Company has not yet determined the transition approach for IFRS 16.

IFRS 16 provides a single lessee accounting model in which the lessee recognizes lease related assets and liabilities in the statement of financial position. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Lease recognition may be exempted for short-term leases and leases for which the underlying asset is of low value. Accounting for a lessor is similar to the existing standard that classifies each of its leases as either an operating lease or a finance lease.

Upon adoption of IFRS 16, the nature of the costs associated with the lease will change as the operating lease payments recognized based on a straight-line basis will change to depreciation expense of a right-of-use asset and interest expense of the lease liability and no significant impact is expected on the Company’s finance lease.

The Company plans to conduct a detailed assessment of the potential impact from the application of IFRS 16 during the year ending December 31, 2018.

(iv)	IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’

IFRIC 22, published on December 8, 2016, clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, when an entity has received or paid advance consideration in a foreign currency. IFRIC 22 is effective for annual reporting periods beginning on or after January 1, 2018, with earlier adoption permitted.

The Company is currently performing a detailed assessment of the impact resulting from the application of IFRIC 22 and plans to complete the assessment in advance of its effective date.

(v)	Amendments to IAS 40 ‘Investment Property’

The amendments clarify when an entity should transfer a property asset to, or from, investment property. The amendments are effective for annual periods beginning on or after January 1, 2018, with earlier adoption permitted.

The Company is currently performing a detailed assessment of the impact resulting from the application of amendments to IAS 40 and plans to complete the assessment in advance of its effective date.